Hartford Climate Opportunities Fund Investment Risks - Hartford Climate Opportunities Fund	Oct. 31, 2025
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets, or as a result of other events (or threat thereof), such as geopolitical events, natural disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments.
Multi Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Multi-Manager Risk – The Fund’s performance depends on the ability of the Investment Manager in selecting, overseeing, and allocating Fund assets to the sub-advisers. The sub-advisers’ investment styles may not be complementary. Wellington Management and Schroders make investment decisions independently of one another, and may make decisions that conflict with each other. For example, it is possible that one sub-adviser may purchase an investment for the Fund at the same time that the other sub-adviser sells the same investment, resulting in higher expenses without accomplishing any net investment result; or that the sub-advisers purchase the same investment at the same time, without aggregating their transactions, resulting in higher expenses. Moreover, the Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment.
Active Investment Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Investment Management Risk – The risk that, if the sub-advisers’ investment strategies do not perform as expected, the Fund could underperform its peers or lose money. Although each sub-adviser considers several factors when making investment decisions, the sub-adviser may not evaluate every factor prior to investing in a company or issuer, and the sub-adviser may determine that certain factors are more significant than others.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk – The risk that the price of equity or equity related securities may decline due to changes in a company’s financial condition and overall market and economic conditions.
Mid Cap And Small Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid Cap and Small Cap Securities Risk – Investments in mid- and small-capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.
Large Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Cap Securities Risk – The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.
Foreign Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Investments Risk – Investments in foreign securities may be riskier, more volatile, and less liquid than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection, less stringent accounting, corporate governance, financial reporting and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund’s foreign investments. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.
Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation and oversight, less extensive and less frequent accounting, financial, auditing and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. In addition, the imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments could cause losses to the Fund and/or negatively affect liquidity. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Risk – The Fund’s investments may be focused in securities of companies in the utilities and industrials sectors of the securities markets, which may cause the Fund’s performance to be sensitive to developments affecting those sectors generally or companies in those sectors. The prices of securities in the utilities sector can be volatile and can be impacted significantly by supply and demand for services or fuel, financing costs, government regulation, conservation programs, commodity price fluctuations and other factors. Government regulation of utility companies may limit such companies’ profits or the dividends they can pay to investors. In addition, utility companies may face regulatory restrictions with respect to expansion to new markets, limiting their potential. The prices of securities in the industrials sector can be volatile and can be impacted significantly by supply and demand for certain products and services, product obsolescence and product liability claims, government regulation, exchange rates, world events, general economic conditions and other factors. In addition, certain companies in the industrials sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.
Climate Change Investment Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Climate Change Investment Focus Risk – The Fund’s focus on securities of issuers that seek opportunities to address or benefit from climate change may affect the Fund’s exposure to certain sectors or types of investments. The Fund’s relative investment performance may also be impacted depending on whether such sectors or investments are in or out of favor with the market. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, as well as on political support for certain environmental initiatives and developments affecting companies focused on sustainable energy and climate change solutions generally. In addition, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. Further, the regulatory landscape with respect to climate change investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process with respect to climate change investing.
Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk – The Fund’s investments may fluctuate in value over a short period of time. This may cause the Fund’s net asset value per share to experience significant changes in value over short periods of time.
Regional Country Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Regional/Country Focus Risk – To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, regulatory, economic and other risks associated with that region or country. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.
Active Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Trading Risk – Active trading could increase the Fund’s transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.
Large Shareholder Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Transaction Risk – The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund’s performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.